PLANT, PROPERTY AND EQUIPMENT (Details) - CAD CAD in Millions				12 Months Ended
	Dec. 31, 2017	Oct. 05, 2017	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Plant, property and equipment
Cost	CAD 81,011			CAD 81,011	CAD 76,763
Accumulated Depreciation	23,734			23,734	22,288
Net Book Value	57,277			57,277	54,475
Energy East, Eastern Mainline and Upland Projects
Plant, property and equipment
Tangible asset impairment charges		CAD 83
Impairment charge, net of tax		CAD 64
Keystone XL
Plant, property and equipment
Impairment charge			CAD 3,686
Impairment charge, after tax			2,891
Canadian Natural Gas Pipelines | NGTL System | Under construction
Plant, property and equipment
Accumulated Depreciation	0			0	0
Energy | Facilities under PPAs
Plant, property and equipment
Cost	1,264			1,264	1,319
Accumulated Depreciation	354			354	335
Revenues recognized through the sale of electricity				215	212	CAD 235
Operating segments | Canadian Natural Gas Pipelines
Plant, property and equipment
Cost	31,300			31,300	29,239
Accumulated Depreciation	16,876			16,876	16,022
Net Book Value	14,424			14,424	13,217
Operating segments | Canadian Natural Gas Pipelines | NGTL System
Plant, property and equipment
Cost	15,302			15,302	13,536
Accumulated Depreciation	6,352			6,352	5,969
Net Book Value	8,950			8,950	7,567
Operating segments | Canadian Natural Gas Pipelines | NGTL System | Pipeline
Plant, property and equipment
Cost	10,153			10,153	8,814
Accumulated Depreciation	4,190			4,190	3,951
Net Book Value	5,963			5,963	4,863
Operating segments | Canadian Natural Gas Pipelines | NGTL System | Compression
Plant, property and equipment
Cost	3,021			3,021	2,447
Accumulated Depreciation	1,593			1,593	1,499
Net Book Value	1,428			1,428	948
Operating segments | Canadian Natural Gas Pipelines | NGTL System | Metering and other
Plant, property and equipment
Cost	1,188			1,188	1,124
Accumulated Depreciation	569			569	519
Net Book Value	619			619	605
Operating segments | Canadian Natural Gas Pipelines | NGTL System | Property, plant and equipment excluding under construction
Plant, property and equipment
Cost	14,362			14,362	12,385
Accumulated Depreciation	6,352			6,352	5,969
Net Book Value	8,010			8,010	6,416
Operating segments | Canadian Natural Gas Pipelines | NGTL System | Under construction
Plant, property and equipment
Cost	940			940	1,151
Net Book Value	940			940	1,151
Operating segments | Canadian Natural Gas Pipelines | Canadian Mainline
Plant, property and equipment
Cost	14,179			14,179	13,863
Accumulated Depreciation	9,161			9,161	8,780
Net Book Value	5,018			5,018	5,083
Operating segments | Canadian Natural Gas Pipelines | Canadian Mainline | Pipeline
Plant, property and equipment
Cost	9,763			9,763	9,502
Accumulated Depreciation	6,455			6,455	6,221
Net Book Value	3,308			3,308	3,281
Operating segments | Canadian Natural Gas Pipelines | Canadian Mainline | Compression
Plant, property and equipment
Cost	3,605			3,605	3,537
Accumulated Depreciation	2,499			2,499	2,361
Net Book Value	1,106			1,106	1,176
Operating segments | Canadian Natural Gas Pipelines | Canadian Mainline | Metering and other
Plant, property and equipment
Cost	655			655	605
Accumulated Depreciation	207			207	198
Net Book Value	448			448	407
Operating segments | Canadian Natural Gas Pipelines | Canadian Mainline | Property, plant and equipment excluding under construction
Plant, property and equipment
Cost	14,023			14,023	13,644
Accumulated Depreciation	9,161			9,161	8,780
Net Book Value	4,862			4,862	4,864
Operating segments | Canadian Natural Gas Pipelines | Canadian Mainline | Under construction
Plant, property and equipment
Cost	156			156	219
Accumulated Depreciation	0			0	0
Net Book Value	156			156	219
Operating segments | Canadian Natural Gas Pipelines | Other
Plant, property and equipment
Cost	1,815			1,815	1,728
Accumulated Depreciation	1,363			1,363	1,273
Net Book Value	452			452	455
Operating segments | Canadian Natural Gas Pipelines | Other Canadian Natural Gas Pipelines
Plant, property and equipment
Cost	1,819			1,819	1,840
Accumulated Depreciation	1,363			1,363	1,273
Net Book Value	456			456	567
Operating segments | Canadian Natural Gas Pipelines | Other Canadian Natural Gas Pipelines | Under construction
Plant, property and equipment
Cost	4			4	112
Accumulated Depreciation	0			0	0
Net Book Value	4			4	112
Operating segments | U.S. Natural Gas Pipelines
Plant, property and equipment
Cost	24,007			24,007	21,557
Accumulated Depreciation	3,745			3,745	3,502
Net Book Value	20,262			20,262	18,055
Operating segments | U.S. Natural Gas Pipelines | Under construction
Plant, property and equipment
Accumulated Depreciation	0			0	0
Operating segments | U.S. Natural Gas Pipelines | Other | Pipeline
Plant, property and equipment
Cost	1,950			1,950	2,120
Accumulated Depreciation	574			574	567
Net Book Value	1,376			1,376	1,553
Operating segments | U.S. Natural Gas Pipelines | Other Canadian Natural Gas Pipelines
Plant, property and equipment
Cost	8,944			8,944	8,745
Accumulated Depreciation	2,600			2,600	2,560
Net Book Value	6,344			6,344	6,185
Operating segments | U.S. Natural Gas Pipelines | Other Canadian Natural Gas Pipelines | Property, plant and equipment excluding under construction
Plant, property and equipment
Cost	8,245			8,245	8,399
Accumulated Depreciation	2,600			2,600	2,560
Net Book Value	5,645			5,645	5,839
Operating segments | U.S. Natural Gas Pipelines | Other Canadian Natural Gas Pipelines | Under construction
Plant, property and equipment
Cost	699			699	346
Accumulated Depreciation	0			0	0
Net Book Value	699			699	346
Operating segments | U.S. Natural Gas Pipelines | Columbia Gas
Plant, property and equipment
Cost	10,735			10,735	8,630
Accumulated Depreciation	226			226	79
Net Book Value	10,509			10,509	8,551
Operating segments | U.S. Natural Gas Pipelines | Columbia Gas | Pipeline
Plant, property and equipment
Cost	3,550			3,550	3,317
Accumulated Depreciation	125			125	42
Net Book Value	3,425			3,425	3,275
Operating segments | U.S. Natural Gas Pipelines | Columbia Gas | Compression
Plant, property and equipment
Cost	1,547			1,547	1,636
Accumulated Depreciation	64			64	29
Net Book Value	1,483			1,483	1,607
Operating segments | U.S. Natural Gas Pipelines | Columbia Gas | Metering and other
Plant, property and equipment
Cost	2,306			2,306	2,550
Accumulated Depreciation	37			37	8
Net Book Value	2,269			2,269	2,542
Operating segments | U.S. Natural Gas Pipelines | Columbia Gas | Property, plant and equipment excluding under construction
Plant, property and equipment
Cost	7,403			7,403	7,503
Accumulated Depreciation	226			226	79
Net Book Value	7,177			7,177	7,424
Operating segments | U.S. Natural Gas Pipelines | Columbia Gas | Under construction
Plant, property and equipment
Cost	3,332			3,332	1,127
Accumulated Depreciation	0			0	0
Net Book Value	3,332			3,332	1,127
Operating segments | U.S. Natural Gas Pipelines | ANR
Plant, property and equipment
Cost	4,328			4,328	4,182
Accumulated Depreciation	919			919	863
Net Book Value	3,409			3,409	3,319
Operating segments | U.S. Natural Gas Pipelines | ANR | Pipeline
Plant, property and equipment
Cost	1,427			1,427	1,468
Accumulated Depreciation	365			365	349
Net Book Value	1,062			1,062	1,119
Operating segments | U.S. Natural Gas Pipelines | ANR | Compression
Plant, property and equipment
Cost	1,582			1,582	1,494
Accumulated Depreciation	286			286	260
Net Book Value	1,296			1,296	1,234
Operating segments | U.S. Natural Gas Pipelines | ANR | Metering and other
Plant, property and equipment
Cost	961			961	988
Accumulated Depreciation	268			268	254
Net Book Value	693			693	734
Operating segments | U.S. Natural Gas Pipelines | ANR | Property, plant and equipment excluding under construction
Plant, property and equipment
Cost	3,970			3,970	3,950
Accumulated Depreciation	919			919	863
Net Book Value	3,051			3,051	3,087
Operating segments | U.S. Natural Gas Pipelines | ANR | Under construction
Plant, property and equipment
Cost	358			358	232
Net Book Value	358			358	232
Operating segments | U.S. Natural Gas Pipelines | GTN | Pipeline
Plant, property and equipment
Cost	2,107			2,107	2,221
Accumulated Depreciation	822			822	810
Net Book Value	1,285			1,285	1,411
Operating segments | U.S. Natural Gas Pipelines | Great Lakes | Pipeline
Plant, property and equipment
Cost	1,988			1,988	2,106
Accumulated Depreciation	1,113			1,113	1,155
Net Book Value	875			875	951
Operating segments | U.S. Natural Gas Pipelines | Columbia Gulf | Pipeline
Plant, property and equipment
Cost	1,115			1,115	880
Accumulated Depreciation	37			37	5
Net Book Value	1,078			1,078	875
Operating segments | U.S. Natural Gas Pipelines | Midstream | Pipeline
Plant, property and equipment
Cost	1,085			1,085	1,072
Accumulated Depreciation	54			54	23
Net Book Value	1,031			1,031	1,049
Operating segments | Mexico Natural Gas Pipelines
Plant, property and equipment
Cost	5,261			5,261	4,766
Accumulated Depreciation	309			309	239
Net Book Value	4,952			4,952	4,527
Operating segments | Mexico Natural Gas Pipelines | Pipeline
Plant, property and equipment
Cost	2,486			2,486	2,734
Accumulated Depreciation	214			214	180
Net Book Value	2,272			2,272	2,554
Operating segments | Mexico Natural Gas Pipelines | Compression
Plant, property and equipment
Cost	388			388	422
Accumulated Depreciation	30			30	19
Net Book Value	358			358	403
Operating segments | Mexico Natural Gas Pipelines | Metering and other
Plant, property and equipment
Cost	522			522	502
Accumulated Depreciation	65			65	40
Net Book Value	457			457	462
Operating segments | Mexico Natural Gas Pipelines | Property, plant and equipment excluding under construction
Plant, property and equipment
Cost	3,396			3,396	3,658
Accumulated Depreciation	309			309	239
Net Book Value	3,087			3,087	3,419
Operating segments | Mexico Natural Gas Pipelines | Under construction
Plant, property and equipment
Cost	1,865			1,865	1,108
Accumulated Depreciation	0			0	0
Net Book Value	1,865			1,865	1,108
Operating segments | Liquids Pipelines
Plant, property and equipment
Cost	14,952			14,952	15,455
Accumulated Depreciation	1,533			1,533	1,308
Net Book Value	13,419			13,419	14,147
Operating segments | Liquids Pipelines | Keystone Pipeline System
Plant, property and equipment
Cost	13,794			13,794	14,500
Accumulated Depreciation	1,529			1,529	1,308
Net Book Value	12,265			12,265	13,192
Operating segments | Liquids Pipelines | Keystone Pipeline System | Pipeline
Plant, property and equipment
Cost	9,002			9,002	10,572
Accumulated Depreciation	992			992	901
Net Book Value	8,010			8,010	9,671
Operating segments | Liquids Pipelines | Keystone Pipeline System | Property, plant and equipment excluding under construction
Plant, property and equipment
Cost	13,338			13,338	14,021
Accumulated Depreciation	1,529			1,529	1,308
Net Book Value	11,809			11,809	12,713
Operating segments | Liquids Pipelines | Keystone Pipeline System | Under construction
Plant, property and equipment
Cost	456			456	479
Accumulated Depreciation	0			0	0
Net Book Value	456			456	479
Operating segments | Liquids Pipelines | Keystone Pipeline System | Pumping equipment
Plant, property and equipment
Cost	1,022			1,022	928
Accumulated Depreciation	152			152	121
Net Book Value	870			870	807
Operating segments | Liquids Pipelines | Keystone Pipeline System | Tanks and other
Plant, property and equipment
Cost	3,314			3,314	2,521
Accumulated Depreciation	385			385	286
Net Book Value	2,929			2,929	2,235
Operating segments | Liquids Pipelines | Intra-Alberta Pipelines
Plant, property and equipment
Cost	1,158			1,158	955
Accumulated Depreciation	4			4	0
Net Book Value	1,154			1,154	955
Operating segments | Liquids Pipelines | Intra-Alberta Pipelines | Pipeline
Plant, property and equipment
Cost	748			748	0
Accumulated Depreciation	3			3	0
Net Book Value	745			745	0
Operating segments | Liquids Pipelines | Intra-Alberta Pipelines | Property, plant and equipment excluding under construction
Plant, property and equipment
Cost	1,111			1,111	0
Accumulated Depreciation	4			4	0
Net Book Value	1,107			1,107	0
Operating segments | Liquids Pipelines | Intra-Alberta Pipelines | Under construction
Plant, property and equipment
Cost	47			47	955
Accumulated Depreciation	0			0
Net Book Value	47			47	955
Operating segments | Liquids Pipelines | Intra-Alberta Pipelines | Pumping equipment
Plant, property and equipment
Cost	104			104	0
Accumulated Depreciation	0			0	0
Net Book Value	104			104	0
Operating segments | Liquids Pipelines | Intra-Alberta Pipelines | Tanks and other
Plant, property and equipment
Cost	259			259	0
Accumulated Depreciation	1			1	0
Net Book Value	258			258	0
Operating segments | Energy
Plant, property and equipment
Cost	5,080			5,080	5,336
Accumulated Depreciation	1,103			1,103	1,087
Net Book Value	3,977			3,977	4,249
Operating segments | Energy | Property, plant and equipment excluding under construction
Plant, property and equipment
Cost	4,052			4,052	4,607
Accumulated Depreciation	1,103			1,103	1,087
Net Book Value	2,949			2,949	3,520
Operating segments | Energy | Under construction
Plant, property and equipment
Cost	1,028			1,028	729
Accumulated Depreciation	0			0	0
Net Book Value	1,028			1,028	729
Operating segments | Energy | Natural Gas
Plant, property and equipment
Cost	2,645			2,645	2,696
Accumulated Depreciation	743			743	696
Net Book Value	1,902			1,902	2,000
Operating segments | Energy | Wind and Solar
Plant, property and equipment
Cost	673			673	1,180
Accumulated Depreciation	204			204	245
Net Book Value	469			469	935
Operating segments | Energy | Natural Gas Storage and Other
Plant, property and equipment
Cost	734			734	731
Accumulated Depreciation	156			156	146
Net Book Value	578			578	585
Corporate
Plant, property and equipment
Cost	411			411	410
Accumulated Depreciation	168			168	130
Net Book Value	243			CAD 243	CAD 280
Power generation and natural gas storage plant, equipment and structures
Plant, property and equipment
Impairment charge	21		59
Impairment charge, after tax	CAD 16		43
Significant Unobservable Inputs (Level III) | Keystone XL
Plant, property and equipment
Estimated fair value			CAD 621			CAD 621